Asset Retirement Obligation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Asset Retirement Obligation Disclosure [Abstract]
Schedule of asset retirement obligations
	Three months ended March 31,
	2023	2022
Asset retirement obligation, beginning of period	$1,496,434	$1,362,294
Increase due to change in estimated costs	22,178	-
Accretion expense	37,409	33,536
Asset retirement obligation, end of period	$1,556,021	$1,395,830

	Years ended December 31,
	2022	2021
Asset retirement obligation, beginning of year	$1,362,294	$1,233,514
Increase due to change in estimated costs	-	6,833
Accretion expense	134,140	121,947
Asset retirement obligation, end of year	$1,496,434	$1,362,294